SUBSEQUENT EVENTS (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2014	Oct. 31, 2013
SUBSEQUENT EVENTS (Tables) [Line Items]
Schedule of Extinguishment of Debt [Table Text Block]
For the Nine Months Ended July 31, 2014
Face value of debt converted and/or prepaid	$1,440,000
Less: discount	(658,232)
Plus: value of derivative liability	1,670,704
Net book value of debt converted	$2,452,472
Fair value of Common stock and cash issued	2,935,387
Loss on extinguishment of debt	$482,915

Year Ended
October 31, 2013
Face value of debt converted	$ 325,000
Less: discount	(229,964)
Plus: value of derivative liability	164,811
Net book value of debt converted	$ 259,847
Fair value of common stock issued	603,364
Loss on extinguishment of debt	$ 343,517

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
As of April 30, 2014

Stock price used for valuation	$0.34
6,667 shares issued per $1,000 face value
Aggregate intrinsic value of the $1,150,000 of principal outstanding on April 30, 2014, immediately prior to conversion and repayment	$1,456,797

Convertible Debenture Due November 2016 [Member]
SUBSEQUENT EVENTS (Tables) [Line Items]
Schedule of Extinguishment of Debt [Table Text Block]
Conversion Common Stock
Securities extinguished:
Face value of convertible debenture converted	$3,500,000
Less: debt discount	(1,693,785)
Plus: accrued interest	173,521
Plus: fair value of derivative liability	1,032,241
Plus: fair value of warrant exchanged in connection with the conversion	1,270,000
Net book value of converted debenture, accrued interest, derivative liability and warrant exchanged	4,281,977
Securities issued in conversion/exchange:
Fair value of common stock issued	4,532,241
Fair value of warrant issued September 9, 2014	1,332,000
Subtotal of securities issued in conversion/exchange	5,864,241
(Loss) on conversion/exchange	$(1,582,264)

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
On September 9, 2014

Stock price used for valuation	$0.25
5,285 shares issued per $1,000 face value
Aggregate gross intrinsic value of the $3,500,000 of principal outstanding on September 8, 2014, immediately prior to conversion	4,532,241
Less the face value of the convertible debenture	(3,500,000)
Intrinsic value of the derivative conversion feature	$1,032,241